COMMITMENTS AND CONTINGENCIES (Details Narrative)																												1 Months Ended	12 Months Ended
	Dec. 06, 2021 USD ($) shares	Sep. 03, 2021 USD ($) shares	Jul. 02, 2021 USD ($) m²	May 04, 2021 USD ($) shares	Mar. 05, 2021 shares	Mar. 02, 2021 USD ($) shares	Feb. 24, 2021 shares	Jul. 30, 2020 shares	Oct. 21, 2019 USD ($)	Sep. 05, 2019 USD ($) ft²	Aug. 15, 2019 USD ($)	Aug. 15, 2019 USD ($)	Jul. 03, 2019 USD ($) $ / shares shares	May 09, 2019 USD ($) m²	Apr. 26, 2019 USD ($)	Mar. 02, 2019 shares	Mar. 02, 2019 USD ($)	Jan. 09, 2018	Jan. 23, 2017 USD ($)	Jan. 14, 2016 USD ($) $ / shares shares	Jan. 14, 2016 $ / shares shares	May 28, 2015 $ / shares shares	Jan. 20, 2015 USD ($) $ / shares shares	Oct. 28, 2011 USD ($) shares	Nov. 10, 2010 USD ($)	Dec. 26, 2006 USD ($) shares	May 08, 2006 USD ($)	Jan. 31, 2007 USD ($)	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 11, 2021	Jul. 08, 2021 USD ($)	Apr. 16, 2021 USD ($)	Mar. 25, 2021	Aug. 08, 2019 $ / shares shares	Jul. 02, 2019	Sep. 13, 2017 USD ($)
Loss Contingencies [Line Items]
Annual salary																													$ 734,427	$ 516,332
Accrued salary balance																													2,991,191	$ 2,804,725
Stock Issued During Period, Shares, New Issues | shares	1,479,728			1,479,728	786,280	1,479,728	70,786	9,941,623
Warrants term																														5 years					5 years			5 years
Payment for debt																													50,000	$ 40,000
Stock Issued During Period, Value, New Issues	$ 88,784			$ 88,784		$ 88,784
Outstanding balance																																				$ 180,244
Accrued Interest payable																													31,657	5,479
Payments for rent																			$ 960										3,683	13,092
Area of land | ft²										5,000
Annual rent, year two										$ 44,800																											$ 44,800				$ 42,000
Annual rent, year one										$ 42,000																											$ 42,000				$ 39,200
Related Party [Member]
Loss Contingencies [Line Items]
Payments for rent																													$ 3,683	$ 6,263
Socialist Republic Of Vietnam [Member]
Loss Contingencies [Line Items]
Area of land | m²			6,000											4,560.57
Annual rent, year two														$ 45,150
Annual rent, year one			$ 8,645											$ 45,150
Maximum [Member]
Loss Contingencies [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																													$ 0.25	$ 0.25
Common Class A [Member]
Loss Contingencies [Line Items]
Stock Issued During Period, Shares, New Issues | shares		3,000,000
Stock Issued During Period, Value, New Issues		$ 242,100
Mr. Jonathan R. Rice [Member]
Loss Contingencies [Line Items]
Payroll payment																													$ 3,195	$ 103,730
Mr Rice [Member]
Loss Contingencies [Line Items]
Payroll payment																													3,195	103,730
Mr. Kenneth Le [Member]
Loss Contingencies [Line Items]
Accrued salary balance																													1,065	888
Board of Directors Chairman [Member]
Loss Contingencies [Line Items]
Accrued salary balance																													1,065	888
Employment Agreement [Member]
Loss Contingencies [Line Items]
Extended expiration date description																		the Company extended the expiration date of a warrant for 2,000,000 shares of
Employment Agreement [Member] | Chief Executive Officer [Member]
Loss Contingencies [Line Items]
Agreement term description																									The term of the agreement is a five year period
Annual salary																									$ 210,000				$ 398,643			$ 315,764	$ 297,889	$ 281,027
Annual salary rate, increase																									6.00%
Agreement term																													5 years		5 years	5 years	5 years
Employment Agreement [Member] | Employee [Member]
Loss Contingencies [Line Items]
Employee bonus rate																																		20.00%
Employment Agreement [Member] | Mr. Jonathan R. Rice [Member]
Loss Contingencies [Line Items]
Annual salary											$ 20,000	$ 20,000			$ 20,000
Salary and Wage, Excluding Cost of Good and Service Sold																				$ 140,000			$ 120,000
Educational expenses																							$ 11,000
Warrants And Rights Outstanding Term Description																				three-year	three-year
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right | shares																				6,000,000	6,000,000																		6,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																				$ 0.001	$ 0.001																		$ 0.2299
Warrants and Rights Outstanding, Maturity Date																				May 20, 2026	May 20, 2026
Warrants issued value																																		$ 121,448
Extended expiration date description																		the Company extended the expiration date of the January 2015 warrant from January 19, 2018 to January 31, 2020, and on January 10, 2020 the Company extended the expiration date of the January 2015 warrant to January 10, 2025 and on March 15, 2018, the Company signed an extension of its at-will employment agreement with its COO, extending the term to January 31, 2019. On March 25, 2019, the Company signed an extension of its at-will employment agreement with its COO, extending the term to January 1, 2020. On March 5, 2021, the Company signed an extension of its at-will employment agreement with its COO, extending the term to January 1, 2022. On February 25, 2022, the Company signed an extension of its at-will employment agreement with its COO, extending the term to January 1, 2023.
One-time bonus															$ 20,000
Employment Agreement [Member] | Mr. Jonathan R. Rice [Member] | January 2015 Warrant [Member]
Loss Contingencies [Line Items]
Warrants And Rights Outstanding Term Description																							three-year
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right | shares																							2,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																							$ 0.001
Employment Agreement [Member] | Mr. Jonathan R. Rice [Member] | May 2015 Warrant [Member]
Loss Contingencies [Line Items]
Warrants And Rights Outstanding Term Description																						three-year
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right | shares																						3,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																						$ 0.001
Warrants and Rights Outstanding, Maturity Date																						May 28, 2022
Employment Agreement [Member] | Mr. Kenneth Le [Member]
Loss Contingencies [Line Items]
Salary and Wage, Excluding Cost of Good and Service Sold													$ 60,000
Warrants And Rights Outstanding Term Description													three-year
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right | shares													2,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares													$ 0.2299
Salary Increment [Member] | Mr Rice [Member]
Loss Contingencies [Line Items]
Annual salary									$ 20,000
License Agreement [Member]
Loss Contingencies [Line Items]
Agreement term																								20 years
License fee																											$ 10,000
License maintenance fee																											$ 10,000
Annual research fee																												$ 13,700
Stock Issued During Period, Shares, New Issues | shares																								2,200,000
Royalty percentage																								2.00%
Termination agreement description																								The Company can terminate the agreement upon a 90 day written notice subject to payment of a termination fee of $5,000 if the termination takes place within 2 years after its effectiveness, $10,000 if the termination takes place within 4 years after its effectiveness and $20,000 if the Agreement is terminated after 4 years.
License termination fee																								$ 5,000
Payment for debt																													$ 50,000
License Agreement [Member] | Related Party [Member]
Loss Contingencies [Line Items]
Payments for rent																													3,683	6,263
License Agreement [Member] | Monthly Rent [Member]
Loss Contingencies [Line Items]
Payments for rent																			$ 960
License Agreement [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Annual research fee																												$ 10,000
License Agreement [Member] | Common Class A [Member]
Loss Contingencies [Line Items]
Stock Issued During Period, Shares, New Issues | shares																4,025,652
Payment for debt																	$ 265,244
Stock Issued During Period, Value, New Issues																	$ 281,659
Consulting Agreement [Member]
Loss Contingencies [Line Items]
Warrants term																								4 years
Royalty and Research Agreements [Member] | Mr. Thompson [Member]
Loss Contingencies [Line Items]
Payment for debt																										$ 120,000
Intellectual Property Transfer Agreement [Member] | Mr. Thompson [Member]
Loss Contingencies [Line Items]
Stock Issued During Period, Shares, New Issues | shares																										200,000
Stock Issued During Period, Value, New Issues																										$ 120,000
Outstanding balance																													65,292	$ 65,292
Accrued Interest payable																													1,960
Operating Lease Agreements [Member]
Loss Contingencies [Line Items]
Payments for rent																													2,508
Operating lease, term																			8 years
Operating lease term, description										two-year lease
Operating Lease Agreements [Member] | October 1, 2022 through September 30, 2023 [Member]
Loss Contingencies [Line Items]
Payments for rent																													44,800
Operating Lease Agreements [Member] | Office and Manufacturing Space [Member] | July 1, 2021 and ending on September 30, 2022 [Member]
Loss Contingencies [Line Items]
Payments for rent																													$ 42,000
Operating Lease Agreements [Member] | Socialist Republic Of Vietnam [Member]
Loss Contingencies [Line Items]
Payments for rent			$ 8,645
Operating lease description														the Company signed a 5 year property lease with the Socialist Republic of Vietnam which consists of 4,560.57 square meters of space, which it leases at a current rent of approximately $45,150 per year one and two and with the 5% increase per year for years three through five
Operating lease, term														5 years																										5 years
Area of land | m²			6,000											4,560.57
Annual rent, year two														$ 45,150